Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – accounts receivable, Net

At June 30, 2023 and December 31, 2022, accounts receivable, net consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Accounts receivable	$3,148,195	$3,435,340
Less: allowance for credit losses	(1,884,744)	$(164,122)
Accounts receivable, net	$1,263,451	$3,271,218
Accounts receivable – related party, net	$-	$399,465
Non-current accounts receivable	$5,165,528	$4,209,546

The following table describes the movements in the allowance for credit losses during the six months ended June 30, 2023.

	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Balance at December 31,	$164,122	$179,475
Adoption of ASC 326	1,787,386	-
Provision for doubtful accounts	73,805	1,324
Foreign exchange difference	(140,569)	(9,030)
Balance at June 30 (Unaudited)	$1,884,744	$171,769

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.